SCHEDULE OF FINANCIAL ASSETS AND IMPACT OF CREDIT EXPOSURE (Details) € in Thousands, $ in Thousands	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	[1]	Jul. 01, 2022 EUR (€)	[1]	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	$ 3,020	$ 1,398					$ 859	$ 4,171
Total current assets	$ 4,057	5,071
Security matters limited [member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents		1,398	€ 25					4,171	$ 4,341	$ 1,708
Total current assets		5,071						5,091
Security matters limited [member] | Credit risk [member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents		1,398						4,171
Other receivables		158						920
Total current assets		$ 1,556						$ 5,091

[1]	Less than 1 thousand.